CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2025
CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS
Schedule of cash and cash equivalents and immediately available investments

	2025	2024
Cash	14,710	16,245
Banks and immediately available investments	5,914,460	7,751,568
Cash and cash equivalents	5,929,170	7,767,813

Immediately available investments include investments with maturity of up to 90 days or readily redeemable, that means, those that have immediate liquidity and low risk of fair value variation.

Short-term investments

	2025	2024
Short-term investments	445,627	509,030